Share-Based Payment - Additional Information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022 EUR (€) € / shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€) € / shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense			€ 50,307,000	€ 52,684,000
Share nominal value | kr / shares					kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares	€ 6.48		€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares	€ 145.50		€ 145.50
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value of Other Equity Instruments Granted	€ 123.46		€ 123.46
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense	€ 13,500,000	€ 13,300,000	€ 50,300,000	€ 52,700,000